BASIC AND DILUTED NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2015
BASIC AND DILUTED NET INCOME PER SHARE [Abstract]
BASIC AND DILUTED NET INCOME PER SHARE

NOTE 11:      BASIC AND DILUTED NET INCOME PER SHARE

	Year ended December 31,
	2013	2014	2015

Numerator:
Net income	$6,635	$9,954	$25,794
Dividends accumulated for the period	(4,879)	(3,815)	-

Net income available to shareholders of ordinary shares	$1,756	$6,139	$25,794

Denominator:
Shares used in computing net income per ordinary shares, basic	6,900,433	13,335,059	32,124,772

	Year ended December 31,
	2013	2014	2015

Numerator:
Net income	$6,635	$9,954	$25,794
Dividends accumulated for the period	(4,879)	-	-

Net income available to shareholders of ordinary shares	$1,756	$9,954	$25,794

Denominator:
Shares used in computing net income per ordinary shares, diluted	10,765,914	29,704,730	35,322,716